Digital Currency and Capital Management (Tables)	9 Months Ended
Dec. 31, 2025
Digital Currency and Risk Management [Abstract]
Schedule of impact of 5% variance in price of Bitcoin [Table Text Block]
Impact of 5% variance in price

Bitcoin	$2,096